Other income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
Other income and expenses, net
Other income and expenses, net include the following:

	Year ended December 31,
in € thousand	2025	2024	2023
Research and development tax credit	4,942	10,028	6,797
Grant income	5,957	10,194	11,350
Gain/(loss) on disposal of fixed assets and intangible assets, net	(432)	(445)	(21)
Gain/(loss) from revaluation of lease agreements	1	711	45
Taxes, duties, fees, charges, other than income tax	(373)	(346)	(475)
Miscellaneous income/(expenses), net	305	564	3,824
OTHER INCOME AND EXPENSES, NET	10,400	20,706	21,520